FEDERATED EQUITY INCOME FUND II

SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED APRIL 22, 1997

A. Please insert the following "Financial Highlights" table as page 1 of the stand-alone prospectus and page 8 of the combined prospectus. In addition, please add the headings "Financial Highlights" and "Financial Highlights -- Federated Equity Income Fund II" to the respective Table of Contents.

FINANCIAL HIGHLIGHTS

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                                                        (UNAUDITED)
                                                                                      JUNE 30, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.47
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                        0.11
  Net realized and unrealized gain (loss) on investments                                       1.16
  Total from investment operations                                                             1.27
 LESS DISTRIBUTIONS
  Distributions from net investment income                                                   (0.11)
 NET ASSET VALUE, END OF PERIOD                                                              $11.63
 TOTAL RETURN(B)                                                                             12.21%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                   0.95%*
  Net investment income                                                                      2.85%*
  Expense waiver/reimbursement(c)                                                            6.81%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                   $10,316
  Average commission rate paid(d)                                                           $0.0330
  Portfolio turnover                                                                         16.72%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the third sentence of the first paragraph of the section entitled "Voting Rights" on page 11 of the stand-alone prospectus and replace with the following:

"As of July 7, 1997, Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned 100.00% of the voting securities of Federated Equity Income Fund II, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please delete the tenth sentence of the first paragraph of the section entitled "Voting Rights" on page 36 of the combined prospectus and replace with the following:

"As of July 7, 1997, Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned 100.00% of the voting securities of Federated Equity Income Fund II, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

D. Please insert the following Financial Statements after the section entitled "Performance Information" on page 12 of the stand-alone prospectus and page 37 of the combined prospectus. In addition, please add the heading "Financial Statements" to the respective Table of Contents after the heading "Performance Information."

FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

    SHARES                                                                          VALUE
 COMMON STOCKS -- 69.5%
                    BASIC INDUSTRY -- 4.8%
              6,500 Allegheny Teledyne, Inc.                                   $    175,500
              2,000 Du Pont (E.I.) de Nemours & Co.                                 125,750
              1,600 Eastman Chemical Co.                                            101,600
              1,700 Imperial Chemical Industries, PLC, ADR                           96,688
                     Total                                                          499,538
                    CONSUMER DURABLES -- 1.1%
              3,100 Ford Motor Co.                                                  117,025
                    CONSUMER NON-DURABLES -- 13.1%
              2,800 Avon Products, Inc.                                             197,575
              4,400 General Mills, Inc.                                             286,550
              3,900 Guinness PLC, ADR                                               190,829
              6,400 Heinz (H.J.) Co.                                                295,200
              3,400 Philip Morris Cos., Inc.                                        150,875
              4,600 Tambrands, Inc.                                                 229,425
                     Total                                                        1,350,454
                    ENERGY MINERALS -- 6.4%
              3,800 Exxon Corp.                                                     233,700
              3,400 Mobil Corp.                                                     237,575
              6,200 YPF Sociedad Anonima, ADR                                       190,650
                     Total                                                          661,925

FEDERATED EQUITY INCOME FUND II

    SHARES                                                                          VALUE
COMMON STOCKS -- CONTINUED
                    FINANCE -- 7.1%
              3,400 First Union Corp.                                          $    314,500
              6,400 Mellon Bank Corp.                                               288,800
              2,000 NationsBank Corp.                                               129,000
                     Total                                                          732,300
                    HEALTH CARE -- 7.1%
              3,400 American Home Products Corp.                                    260,100
              2,800 Bristol-Myers Squibb Co.                                        226,800
              2,400 Merck & Co., Inc.                                               248,400
                     Total                                                          735,300
                    PRODUCER MANUFACTURING -- 6.7%
              7,300 Dresser Industries, Inc.                                        271,925
              2,800 General Electric Co.                                            183,050
              3,500 Textron, Inc.                                                   232,313
                     Total                                                          687,288
                    RETAIL TRADE -- 1.8%
              3,500 Penney (J.C.) Co., Inc.                                         182,656
                    SERVICES -- 2.5%
              4,500 Block (H&R), Inc.                                               145,125
              3,300 Browning-Ferris Industries, Inc.                                109,725
                     Total                                                          254,850
                    TECHNOLOGY -- 10.4%
              4,500 Avnet, Inc.                                                     258,750
              4,400 Electronic Data Systems Corp.                                   180,400
              2,600 General Dynamics Corp.                                          195,000
              2,800 International Business Machines Corp.                           252,525
              1,800 Lockheed Martin Corp.                                           186,413
                     Total                                                        1,073,088

FEDERATED EQUITY INCOME FUND II

    SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                    TRANSPORTATION -- 1.2%
              1,700 Union Pacific Corp.                                        $    119,850
                    UTILITIES -- 7.3%
              2,715 Duke Power Co.                                                  130,171
              1,600 Enron Corp.                                                      65,300
              2,100 NIPSCO Industries, Inc.                                          86,756
              2,100 Portland General Corp.                                           83,344
              2,500 SBC Communications, Inc.                                        154,688
              3,300 Sprint Corp.                                                    173,663
              1,500 Williams Cos., Inc. (The)                                        65,625
                     Total                                                          759,547
                     TOTAL COMMON STOCKS (IDENTIFIED COST $6,655,570)             7,173,821
 PREFERRED STOCKS -- 18.9%
                    CONSUMER DURABLES -- 1.2%
              9,100 Mattel, Inc., Conv. Pfd., Series C, $.41                        128,537
                    ENERGY MINERALS -- 1.2%
              2,200 (a)(b)Tosco Corp., Conv. Pfd.                                   122,485
                    FINANCE -- 8.1%
              1,500 Frontier Insurance Group, Inc., Conv. Pfd., $3.13               113,250
                600 (a)Frontier Insurance Group, Inc., Conv. Pfd., $3.13             45,300
                800 Jefferson-Pilot Corp., Conv. Pfd., $5.26                         91,800
              1,800 Merrill Lynch & Co., Inc., STRYPES                               67,500
              2,100 Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12          173,250
              5,400 National Australia Bank, Ltd., Melbourne, Exchangeable
                    Capital Unit, $1.97                                             150,862
              3,300 SunAmerica, Inc., PERCS                                         143,963
                400 SunAmerica, Inc., PERCS, Series E, $3.10                         43,350
                     Total                                                          829,275

FEDERATED EQUITY INCOME FUND II

  SHARES OR
  PRINCIPAL
    AMOUNT                                                                          VALUE
PREFERRED STOCKS -- CONTINUED
                    HEALTH CARE -- 1.5%
              1,600 Aetna, Inc., Conv. Pfd., $4.76                             $    150,000
                    PRODUCER MANUFACTURING -- 1.8%
              1,150 Case Corp., Cumulative Conv. Pfd., Series A, $4.50              189,493
                    SERVICES -- 1.7%
              1,800 Browning-Ferris Industries, Inc., ACES, $2.58                    59,850
              8,500 Hollinger International Publishing, Inc., Conv. Pfd.,            97,750
                    $.95
                300 Ikon Office Solutions, Inc., Conv. Pfd., Series BB, $5.04        19,312
                     Total                                                          176,912
                    TECHNOLOGY -- 1.6%
              1,900 Microsoft Corp., Cumulative Conv. Pfd., Series A, $2.20         165,300
                    UTILITIES -- 1.8%
              1,500 (a)CalEnergy Co., Inc., Conv. Pfd.                               85,087
                100 CalEnergy Co., Inc., Conv. Pfd., $3.13                            7,390
              1,200 (b)Salomon, Inc., DECS, Series CSN, $3.48                        76,650
                200 Williams Cos., Inc. (The), Conv. Pfd., $3.50                     20,610
                     Total                                                          189,737
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,810,996)          1,951,739
 CORPORATE BONDS -- 9.4%
                    CONSUMER DURABLES -- 1.1%
 $           95,000 Magna International, Inc., Conv. Bond, 5.00%, 10/15/2002        114,119
                    ENERGY MINERALS -- 1.5%
            130,000 Diamond Offshore Drilling, Inc., Conv. Bond, 3.75%,             149,907
                    2/15/2007
                    HEALTH CARE -- 2.8%
            300,000 (a)Roche Holdings, Inc., LYON, 5/6/2012                         131,250
            130,000 Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005            162,314
                     Total                                                          293,564

FEDERATED EQUITY INCOME FUND II

   PRINCIPAL
    AMOUNT                                                                          VALUE
CORPORATE BONDS -- CONTINUED
                    RETAIL TRADE -- 1.8%
 $          100,000 Federated Department Stores, Inc., Conv. Bond, 5.00%,      $    119,631
                    10/1/2003
             75,000 Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                67,031
                     Total                                                          186,662
                    TECHNOLOGY -- 2.2%
             75,000 (a)EMC Corp. Mass, Sub. Note, 3.25%, 3/15/2002                   82,717
            115,000 (a)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                 143,935
                     Total                                                          226,652
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $926,831)               970,904
 (C)REPURCHASE AGREEMENT -- 9.2%
            945,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due
                    7/1/1997
                    (AT AMORTIZED COST)                                             945,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $10,338,397)(D)        $  11,041,464

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $199,135 which represents 1.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $10,338,397. The net unrealized appreciation of investments on a federal tax basis amounts to $703,067 which is comprised of $724,554 appreciation and $21,487 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($10,315,955) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities ADR -- American Depository Receipt DECS -- Dividend Enhanced Convertible Stock LYON -- Liquid Yield Option Note PERCS -- Preferred Equity Redemption Cumulative Stock PLC -- Public Limited Company STRYPES -- Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                     $11,041,464
 $10,338,397)
 Cash                                                                                       194,871
 Income receivable                                                                           22,258
    Total assets                                                                         11,258,593
 LIABILITIES:
 Payable for investments purchased                                            $ 885,815
 Accrued expenses                                                                56,823
    Total liabilities                                                                       942,638
 NET ASSETS for 887,375 shares outstanding                                              $10,315,955
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 9,610,723
 Net unrealized appreciation of investments                                                 703,067
 Accumulated net realized gain on investments                                                   323
 Undistributed net investment income                                                          1,842
    Total Net Assets                                                                    $10,315,955
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $10,315,955 / 887,375 shares outstanding                                                    $11.63

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF OPERATIONS

PERIOD ENDED JUNE 30, 1997* (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                               $   43,840
 Interest                                                                                    16,096
     Total income                                                                            59,936
 EXPENSES:
 Investment advisory fee                                                    $     11,822
 Administrative personnel and services fee                                        50,343
 Custodian fees                                                                    2,433
 Transfer and dividend disbursing agent fees and expenses                          8,566
 Legal fees                                                                        1,075
 Portfolio accounting fees                                                        21,631
 Share registration costs                                                          8,148
 Printing and postage                                                              9,678
 Insurance premiums                                                                1,612
 Miscellaneous                                                                     6,991
     Total expenses                                                              122,299
 Waivers and reimbursements --
     Waiver of investment advisory fee                          $  (11,822)
     Reimbursement of other operating expenses                     (95,523)
          Total waivers and reimbursements                                      (107,345)
                Net expenses                                                                 14,954
                      Net investment income                                                  44,982
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                               323
 Net change in unrealized appreciation of investments                                       703,067
     Net realized and unrealized gain on investments                                        703,390
          Change in net assets resulting from operations                                 $  748,372

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         PERIOD
                                                                                         ENDED
                                                                                      (UNAUDITED)
                                                                                     JUNE 30, 1997*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                                $      44,982
 Net realized gain on investments ($323, as computed for federal tax purposes)                  323
 Net change in unrealized appreciation                                                      703,067
   Change in net assets resulting from operations                                           748,372
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                                   (43,140)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                            10,735,318
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                      38,778
 Cost of shares redeemed                                                                 (1,163,373)
   Change in net assets resulting from share transactions                                 9,610,723
      Change in net assets                                                               10,315,955
 NET ASSETS:
 Beginning of period                                                                            --
 End of period (including undistributed net investment income of $1,842)              $  10,315,955

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at June 30, 1997, is as follows:

                             FUND
   SECURITY            ACQUISITION DATE        ACQUISITION COST
   Salomon, Inc.     1/2/1997 - 6/9/1997           $ 72,118
   Tosco Corp.       1/2/1997 - 7/2/1997            161,962

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                        PERIOD ENDED
                                                                                       JUNE 30, 1997*
 Shares sold                                                                               992,540
 Shares issued to shareholders in payment of distributions declared                          3,510
 Shares redeemed                                                                          (108,675)
  Net change resulting from share transactions                                             887,375

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Federated Securities Corp. For the period ended June 30, 1997, the Fund did not incur a distribution services fee.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES     $9,976,271
SALES         $ 583,954

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED EQUITY INCOME FUND II

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS
DATED APRIL 22, 1997

JUNE 30, 1997


[Graphic]
Federated Investors
Federated Securities Corp., Distributor


Cusip 313916801
G01305-01 (7/97)
[Graphic]


FEDERATED EQUITY INCOME FUND II

(A Portfolio of Federated Insurance Series)
Supplement to Statement of Additional Information dated April 22, 1997

A. Please delete the final sentence of the section entitled "Portfolio Turnover" on page 4 of the stand-alone Statement of Additional Information ("SAI") and replace with the following:
      "The Fund's portfolio turnover rate for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 16.72%." B. Please delete the final sentence of the second paragraph of the section entitled "Portfolio Turnover" on page 15 of the combined SAI and replace with the following:
      "The portfolio turnover rate of Federated Equity Income Fund II for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 16.72%." C. Please delete the second paragraph of the section entitled "Fund Ownership" on page 10 of the stand-alone SAI and replace with the following:
      "As of July 7, 1997, the following shareholder of record owned 5% or more of the outstanding shares of Federated Equity Income Fund II: Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned
      1,010,174 shares (100.00%)."
D. Please delete the ninth paragraph of the section entitled "Fund Ownership" which begins on page 23 of the combined SAI and replace with the following:
      "As of July 7, 1997, the following shareholder of record owned 5% or more of the outstanding shares of Federated Equity Income Fund II: Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned
      1,010,174 shares (100.00%)."
E. Please insert the following as the second paragraph of the section entitled "Advisory Fees" on page 12 of the stand-
     alone SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, Federated Advisers earned advisory fees from the Fund of $11,822, all of which was voluntarily waived." F. Please insert the following as the final sentence of the second paragraph of the section entitled "Advisory Fees" on page 26 of the combined SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, Federated Advisers earned advisory fees from Federated
Equity Income Fund II of $11,822,  all of which was  voluntarily waived."
G. Please insert the following as the final sentence of the second paragraph of the section entitled "Brokerage
     Transactions" on page 12 of the stand-alone SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, the Fund paid $6,583 in brokerage commissions on brokerage transactions." H. Please insert the following as the final sentence of the second paragraph of the section entitled "Brokerage
     Transactions" which begins on page 26 of the combined SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, Federated Equity Income Fund II paid $6,583 in brokerage commissions on brokerage transactions." I. Please insert the following as the second sentence of the section entitled "Fund Administration" on page 12 of the stand-alone SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, Federated Services Company earned $50,343 from the Fund." J. Please insert the following as the final sentence of the section entitled "Fund Administration" on page 27 of the combined SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, Federated Services Company earned $50,343 from Federated Equity Income Fund II." K. Please delete the section entitled "Total Return" on page 14 of the stand-alone SAI and replace with the following:
      "Total Return
      The Fund's cumulative total return for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 12.21%.
      Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's total return is representative of approximately six months of investment activity since the Fund's effective date."
L. Please insert the following as the final three sentences of the first paragraph of the section entitled "Total Return" on page 31 of the combined SAI:
      "For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, the cumulative total return of Federated Equity Income Fund II was 12.21%. Cumulative total return reflects the total performance of Federated Equity Income Fund II over a specific period of time. This total return is representative of approximately six months of investment activity since the effective date of Federated Equity Income Fund II."
M. Please insert the following as the first paragraph of the section entitled "Yield" on page 14 of the stand-alone SAI: The Fund's yield for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 2.01%.
N. Please insert the following as the final sentence of the first paragraph of the section entitled "Yield" on page 31 of the combined SAI:
      The yield of Federated Equity Income Fund II for the thirty-day period ended June 30, 1997, was 2.01%.

[GRAPHIC OMITTED]

        Cusip 313916801
        G01305-13 (7/97)





FEDERATED EQUITY INCOME FUND II

(A Portfolio of Federated Insurance Series)
--------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated April 22, 1997

--------------------------------------------------------------------------------
A. Please delete the final sentence of the section entitled "Portfolio Turnover" on page 4 of the stand-alone Statement of Additional Information ("SAI") and replace with the following:
--------------------------------------------------------------------------------
"The Fund's portfolio turnover rate for the period from January 30, 1997
(date of initial public investment) to June 30, 1997, was 16.72%."
--------------------------------------------------------------------------------
B. Please delete the final sentence of the second paragraph of the section entitled "Portfolio Turnover" on page 15 of the combined SAI and replace with the following:
--------------------------------------------------------------------------------
"The portfolio turnover rate of Federated Equity Income Fund II for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 16.72%."
--------------------------------------------------------------------------------
C.   Please delete the second paragraph of the section entitled "Fund
     Ownership" on page 10 of the stand-alone SAI and replace with the following:
--------------------------------------------------------------------------------
"As of July 7, 1997, the following shareholder of record owned 5% or more of the outstanding shares of Federated Equity Income Fund II: Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned
      1,010,174 shares (100.00%)."
--------------------------------------------------------------------------------
D. Please delete the ninth paragraph of the section entitled "Fund Ownership" which begins on page 23 of the combined SAI and replace with the following:
--------------------------------------------------------------------------------
"As of July 7, 1997, the following shareholder of record owned 5% or more of the outstanding shares of Federated Equity Income Fund II: Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned
      1,010,174 shares (100.00%)."
--------------------------------------------------------------------------------
E. Please insert the following as the second paragraph of the section entitled "Advisory Fees" on page 12 of the stand-
     alone SAI:
--------------------------------------------------------------------------------
"For the period from January 30, 1997 (date of initial public investment)
to June 30, 1997, Federated Advisers earned advisory fees from the Fund of $11,822, all of which was voluntarily waived."
--------------------------------------------------------------------------------
F. Please insert the following as the final sentence of the second paragraph of the section entitled "Advisory Fees" on page 26 of the combined SAI:
--------------------------------------------------------------------------------
"For the period from January 30, 1997 (date of initial public investment) to June 30, 1997, Federated Advisers earned advisory fees from Federated Equity
 Income Fund II of $11,822,  all of which was  voluntarily
      waived."
--------------------------------------------------------------------------------
G. Please insert the following as the final sentence of the second paragraph of the section entitled "Brokerage Transactions" on page 12 of the stand-alone SAI:
--------------------------------------------------------------------------------
"For the period from January 30, 1997 (date of initial public investment)
to June 30, 1997, the Fund paid $6,583 in brokerage commissions on brokerage transactions."
--------------------------------------------------------------------------------
H. Please insert the following as the final sentence of the second paragraph of the section entitled "Brokerage Transactions" which begins on page 26 of the combined SAI:
--------------------------------------------------------------------------------
"For the period from January 30, 1997 (date of initial public investment)
to June 30, 1997, Federated Equity Income Fund II paid $6,583 in brokerage commissions on brokerage transactions."
--------------------------------------------------------------------------------
I. Please insert the following as the second sentence of the section entitled "Fund Administration" on page 12 of the stand-alone SAI:
-------------------------------------------------------------------------------
"For the period from January 30, 1997 (date of initial public investment)
to June 30, 1997, Federated Services Company earned $50,343 from the Fund."
--------------------------------------------------------------------------------
J. Please insert the following as the final sentence of the section entitled "Fund Administration" on page 27 of the combined SAI:
--------------------------------------------------------------------------------
"For the period from January 30, 1997 (date of initial public investment)
to June 30, 1997, Federated Services Company earned $50,343 from Federated Equity Income Fund II."
--------------------------------------------------------------------------------
K. Please delete the section entitled "Total Return" on page 14 of the stand-alone SAI and replace with the following:
--------------------------------------------------------------------------------
     "Total Return
      The Fund's cumulative total return for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 12.21%.
      Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's total return is representative of approximately six months of investment activity since the Fund's effective date."
--------------------------------------------------------------------------------
L. Please insert the following as the final three sentences of the first paragraph of the section entitled "Total Return" on page 31 of the combined SAI:
--------------------------------------------------------------------------------
     "For the period from January 30, 1997 (date of initial public  investment)
      to June 30, 1997, the cumulative total return of Federated Equity Income Fund II was 12.21%. Cumulative total return reflects the total performance of Federated Equity Income Fund II over a specific period of time. This total return is representative of approximately six months of investment activity since the effective date of Federated Equity Income Fund II."
--------------------------------------------------------------------------------
M. Please insert the following as the first paragraph of the section entitled "Yield" on page 14 of the stand-alone SAI:
--------------------------------------------------------------------------------
The Fund's yield for the period from January 30, 1997 (date of initial public investment) to June 30, 1997, was 2.01%.
--------------------------------------------------------------------------------
N. Please insert the following as the final sentence of the first paragraph of the section entitled "Yield" on page 31 of the combined SAI:
--------------------------------------------------------------------------------
The yield of Federated Equity Income Fund II for the thirty-day period ended June 30, 1997, was 2.01%.

[GRAPHIC OMITTED]

        Cusip 313916801
        G01305-13 (7/97)